SCHEDULE OF ANTI -DILUTIVE WEIGHTED AVERAGE LOSS PER SHARE (Details) - shares shares in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	70	44,338	30,747	44,338
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	70	18,787	13,737	18,787
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total		25,551	17,010	25,551